Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001342947
BBH Partner Fund - Select Short Term Assets
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BBH PARTNER FUND—SELECT SHORT TERM ASSETS SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the BBH Partner Fund – Select Short Term Assets (the “Fund”) is to provide income balanced with low price volatility.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the period from January 20, 2021 (the Fund’s commencement of operations) to October 31, 2021, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund’s shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of durable performing fixed income instruments. The Fund is not a money market fund. The Fund invests primarily in securities rated A/A and equivalent or better by a nationally recognized statistical rating organization (“NRSROs”). These investments will be primarily focused in asset-backed securities (“ABS”), notes and bonds issued by domestic and foreign corporations, including those located in emerging markets, and financial institutions and the U.S. Government, government agencies and government guaranteed issuers. The Fund may purchase mortgage-backed securities and sovereign debt when the investment adviser believes that the additional returns from these securities justify the risk of

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allocations to these asset classes. Typically, the duration of the Fund will be less than eighteen months. Duration is a measure of the sensitivity of a fixed-income security to a change in interest rate. For every 1% change in interest rate, a fixed income security’s price will change by 1% for every year of duration; therefore, the longer a security’s duration, the more sensitive it is to changes in interest rates. The Fund may invest in money market instruments, repurchase agreements, reverse repurchase agreements, commercial paper, derivative instruments, including futures, swaps and options and private placement securities, including Rule 144A, Regulation S and Regulation D securities, to meet its investment objective. The Fund may also invest a portion of its assets in securities that have characteristics of equity securities, including, but not limited to, convertible securities and preferred stock. Subject to applicable statutory and regulatory limitations, the Fund may invest in shares of other investment companies, such as exchange-traded funds (“ETFs”). While the assets of the Fund will be primarily invested in securities denominated in U.S. dollars, some investments may be denominated in other currencies. Though the Fund primarily invests in securities rated A/A and equivalent or better, it may invest in lower-rated securities when the investment adviser believes that the additional income from these securities justifies the higher risk.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of durable performing fixed income instruments. The Fund is not a money market fund. The Fund invests primarily in securities rated A/A and equivalent or better by a nationally recognized statistical rating organization (“NRSROs”). These investments will be primarily focused in asset-backed securities (“ABS”), notes and bonds issued by domestic and foreign corporations, including those located in emerging markets, and financial institutions and the U.S. Government, government agencies and government guaranteed issuers. The Fund may purchase mortgage-backed securities and sovereign debt when the investment adviser believes that the additional returns from these securities justify the risk of 4 allocations to these asset classes. Typically, the duration of the Fund will be less than eighteen months. Duration is a measure of the sensitivity of a fixed-income security to a change in interest rate. For every 1% change in interest rate, a fixed income security’s price will change by 1% for every year of duration; therefore, the longer a security’s duration, the more sensitive it is to changes in interest rates. The Fund may invest in money market instruments, repurchase agreements, reverse repurchase agreements, commercial paper, derivative instruments, including futures, swaps and options and private placement securities, including Rule 144A, Regulation S and Regulation D securities, to meet its investment objective. The Fund may also invest a portion of its assets in securities that have characteristics of equity securities, including, but not limited to, convertible securities and preferred stock. Subject to applicable statutory and regulatory limitations, the Fund may invest in shares of other investment companies, such as exchange-traded funds (“ETFs”). While the assets of the Fund will be primarily invested in securities denominated in U.S. dollars, some investments may be denominated in other currencies. Though the Fund primarily invests in securities rated A/A and equivalent or better, it may invest in lower-rated securities when the investment adviser believes that the additional income from these securities justifies the higher risk.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Issuer Risk:

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments. For ABS and commercial mortgage-backed securities, there is risk that the impairment of the value of the collateral underlying the security, such as non-payment of loans, will result in a default on interest or principal payments. Credit risk is heightened to the extent the Fund invests in securities rated below A/A and equivalent.

Asset-Backed Securities Risk:

Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of early amortization or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders. ABS also are subject to the risk that a change in interest rates may influence the pace of prepayments of the underlying securities which, in turn, affects yields on an absolute basis. Liquidity risk can arise from increased perceived credit risk. Illiquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity.

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Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer. Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets.

Management Risk:

The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

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Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. The Fund’s investments in bonds and other fixed income securities will change in value in response to fluctuations in interest rates. In general, fixed-rate bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities, (i.e. when interest rates increase, bond prices fall). Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall which could result in a decrease of the NAV of the Fund. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s fixed income investments may be subject to heightened risk associated with rising interest rates given the current historically low interest rate environment.

A rising rate environment may also result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate fixed income securities at disadvantageous prices and times, or at a loss, which could adversely affect the performance of the Fund. While the Fund may use futures contracts and futures options to hedge against anticipated changes in interest rates, there can be no guarantee that the Fund will be able to successfully hedge interest rate exposures.

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Maturity Risk:

Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Prepayment Risk:

The Fund’s investments are subject to the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities potentially having a lower yield.

Mortgage-Backed Securities Risk:

Borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities. In addition, during periods of falling interest rates mortgage-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. A fund holding mortgage-related securities may exhibit additional volatility during periods of fluctuating interest rates.

Illiquid Investment Risk:

Illiquid investments subject the Fund to the risk that it may not be able to sell the investments when desired or at favorable prices. The size of a transaction or illiquid markets may be factors. Some loan transactions may be subject to legal or contractual restrictions on resale or may trade infrequently and, as a result, it may take longer to settle these transactions which may result in impaired value when the Fund needs to liquidate such loans. In addition, certain derivative instruments and private placements, such as Rule 144A, Regulation S and Regulation D securities, may be illiquid.

Private Placement Risk:

The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the

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applicable securities laws, such as Rule 144A securities, securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S and securities issued pursuant to Regulation D. Restricted securities may not be listed on an exchange and may have no active trading market, resulting in the security being deemed illiquid.

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

Exchange Traded Fund (“ETF”) and Investment Company Risk:

The Fund may invest in shares of ETFs and other investment companies. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying ETF or investment company when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. These risks may be similar to the risks of the Fund but may also vary wildly depending on the underlying investment strategy and objectives. ETF’s may be designed to track a particular index, if the performance of the underlying securities of the index goes down, the investment in the ETF may result in a loss. ETF shares are traded on securities exchanges and may not be traded extensively which may result in larger differences between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

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Convertible Securities Risk:

The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security. Investments in convertible securities are subject to variety of risks, including investment risk, market risk, issuer risk and interest rate risk. A rise in market interest rates may result in the value of a convertible security decreasing. Additionally, if an issuer is not able to pay interest or dividends when due, their market value of the security may change based on the issuer’s credit rating and the perception of the issuer’s creditworthiness. Convertible securities may also be lower-rated securities as they may face higher levels of credit risk.

Preferred Securities Risk:

The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. Risks of investing in derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include liquidity risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

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Foreign Investment Risk:

Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. The risks of investing in foreign securities are heightened in emerging markets.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Leverage Risk:

Leverage can result from borrowing or from an investment in reverse repurchase agreements and, in some cases, derivative contracts that may result in leverage to the Fund. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Leveraging is speculative, tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile.

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Market Risk:

Market risks, including political, regulatory, economic and social developments, can result in market volatility and can affect the value of the fund’s investments. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

Risk, Lose Money	rr_RiskLoseMoney	A shareholder may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced investment operations on January 20, 2021 and, therefore, does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, performance information will be indicative of the risks of investing in the Fund by comparing the Fund’s performance relative to the Fund’s benchmark index and peer group
BBH Partner Fund - Select Short Term Assets | BBH Partner Fund - Select Short Term Assets
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	117
5 Years	rr_ExpenseExampleYear05	211
10 Years	rr_ExpenseExampleYear10	$ 485